FINANCIAL INVESTORS TRUST

1290 Broadway, Suite 1100

Denver, CO 80203

March 20, 2018

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Financial Investors Trust (the “Trust” or “Registrant”) File Nos. 33-72424, 811-8194 Post-Effective Amendment No. 208

Dear Sir or Madam:

On behalf of the Registrant, enclosed herewith is post-effective amendment No. 208 (under the Securities Act of 1933, as amended, and No. 209 (under the Investment Company Act of 1940, as amended) to the Registrant’s registration statement on Form N-1A (“PEA 208”). PEA 208 is being filed pursuant to Rule 485(a) to add Class A shares to the classes of shares offered by the ALPS/Red Rocks Listed Private Equity Fund, ALPS/WMC Research Value Fund, Clough China Fund, ALPS/CoreCommodity Management CompleteCommodities Strategy Fund, RiverFront Asset Allocation Aggressive, RiverFront Asset Allocation Growth, RiverFront Asset Allocation Growth & Income, RiverFront Asset Allocation Moderate, RiverFront Asset Allocation Income & Growth, ALPS/Kotak India Growth Fund and ALPS/Metis Global Micro Cap Value Fund.

The SEC Staff is requested to address any comments on this filing with Davis Graham & Stubbs LLP, counsel for the Trust, to the attention of Peter H. Schwartz at (303) 892-7381.

Sincerely,

/s/ Karen Gilomen
Karen Gilomen
Secretary
Financial Investors Trust

cc:	Peter H. Schwartz, Esq., Davis Graham & Stubbs LLP